Leases - Schedule of Changes in Right of Use Assets (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	₱ 32,717
Additions (Note 28)	15,607	₱ 15,759
Balances at end of the year	39,111	32,717
Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	49,328	41,844
Additions (Note 28)	15,607	15,759
Asset retirement obligation	576	67
Modifications	(579)	(1,425)
Terminations	(6,357)	(4,409)
Reclassification to ROU assets classified as held-for-sale	(138)	(2,508)
Balances at end of the year	58,437	49,328
Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(16,611)	(12,981)
Asset retirement obligation		33
Modifications	(2)	690
Terminations	4,317	1,799
Depreciation (Note 3)	(7,315)
Depreciation from continuing operations		(6,898)
Depreciation from discontinued operations		(19)
Reclassification to ROU assets classified as held-for-sale	285	765
Balances at end of the year	(19,326)	(16,611)
Sites
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	30,862
Balances at end of the year	32,439	30,862
Sites | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	38,461	29,535
Additions (Note 28)	8,683	14,942
Asset retirement obligation	571	93
Modifications	(1,180)	(35)
Terminations	(2,350)	(3,566)
Reclassification to ROU assets classified as held-for-sale	(138)	(2,508)
Balances at end of the year	44,047	38,461
Sites | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(7,599)	(5,415)
Asset retirement obligation		16
Modifications	108	23
Terminations	361	1,163
Depreciation (Note 3)	(4,763)
Depreciation from continuing operations		(4,151)
Reclassification to ROU assets classified as held-for-sale	285	765
Balances at end of the year	(11,608)	(7,599)
International Leased Circuits
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	1,007
Balances at end of the year	1,945	1,007
International Leased Circuits | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	4,305	4,259
Additions (Note 28)	1,546	341
Modifications	266	(46)
Terminations	(1,062)	(249)
Balances at end of the year	5,055	4,305
International Leased Circuits | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(3,298)	(2,696)
Modifications	(12)
Terminations	1,028	220
Depreciation (Note 3)	(828)
Depreciation from continuing operations		(822)
Balances at end of the year	(3,110)	(3,298)
Poles
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	208
Balances at end of the year	3,597	208
Poles | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	3,364	4,179
Additions (Note 28)	4,273	66
Modifications	173	(851)
Terminations	(2,474)	(30)
Balances at end of the year	5,336	3,364
Poles | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(3,156)	(2,504)
Modifications	(3)	278
Terminations	2,474	10
Depreciation (Note 3)	(1,054)
Depreciation from continuing operations		(940)
Balances at end of the year	(1,739)	(3,156)
Domestic Leased Circuits
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	369
Balances at end of the year	827	369
Domestic Leased Circuits | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	2,001	2,436
Additions (Note 28)	763	99
Modifications	135	(326)
Terminations	(262)	(208)
Balances at end of the year	2,637	2,001
Domestic Leased Circuits | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(1,632)	(1,370)
Modifications	(75)	147
Terminations	262	208
Depreciation (Note 3)	(365)
Depreciation from continuing operations		(617)
Balances at end of the year	(1,810)	(1,632)
Office buildings [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	257
Balances at end of the year	291	257
Office buildings [Member] | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	1,144	1,420
Additions (Note 28)	334	255
Asset retirement obligation	5	(26)
Modifications	27	(149)
Terminations	(209)	(356)
Balances at end of the year	1,301	1,144
Office buildings [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(887)	(987)
Asset retirement obligation		17
Modifications	(20)	236
Terminations	192	198
Depreciation (Note 3)	(295)
Depreciation from continuing operations		(332)
Depreciation from discontinued operations		(19)
Balances at end of the year	(1,010)	(887)
Co Located Sites
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	14
Balances at end of the year	12	14
Co Located Sites | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	53	15
Additions (Note 28)	8	56
Modifications		(18)
Balances at end of the year	61	53
Co Located Sites | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(39)	(9)
Modifications		6
Depreciation (Note 3)	(10)
Depreciation from continuing operations		(36)
Balances at end of the year	₱ (49)	₱ (39)